Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments on Operating Leases	Approximate future minimum payments on these operating leases as of
September
 30, 2021 are as follows (in thousands):

Remainder of 2021	$807
2022	3,855
2023	3,851
2024	3,254
2025	3,004
2026 and thereafter	15,508
Approximate future minimum payments on these operating leases for the years ended December 31 are as follows (in thousands):

2021	$3,029
2022	3,329
2023	3,369
2024	3,047
2025	3,071
Thereafter	25,506